EMPLOYEE BENEFIT PLAN	12 Months Ended
Oct. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN

14. EMPLOYEE BENEFIT PLAN

The Company sponsors a 401(k) Plan. Employees become eligible for participation upon the start of employment. Participants may elect to have a portion of their salary deferred and contributed to the 401(k) Plan up to the limit allowed under the Internal Revenue Code. The Company makes a matching contribution to the plan for each participant who has elected to make tax-deferred contributions for the plan year. The Company made matching contributions which amounted to approximately $0.1 million for each of the years ended October 31, 2021 and 2020, respectively. These amounts were charged to the consolidated statement of operations. The employer contributions vest immediately.